Document And Entity Information	12 Months Ended
Dec. 31, 2022 shares
Document Information Line Items
Entity Registrant Name	POWERBRIDGE TECHNOLOGIES CO., LTD.
Trading Symbol	PBTS
Document Type	20-F/A
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	285,005,647
Amendment Flag	true
Amendment Description	This Amendment No.2 on Form 20-F (“Form 20-F/A”) is being filed to amend the annual report on Form 20-F for the fiscal year ended December 31, 2022, filed with the Securities and Exchange Commission (the “SEC”) on April 28, 2023 (the “Original Form 20-F”) of Powerbridge Technologies Co., Ltd. (the “Company”). This Form 20-F/A is being filed to amend certain disclosure under Item 15. Controls and Procedures about management’s annual report on internal control over financial reporting, in response to SEC comments.The first paragraph of “Item 15. CONTROLS AND PROCEDURES - (b) Management’s Annual Report on Internal Control over Financial Reporting Attestation Report of the Registered Public Accounting Firm” of the Original Form 20-F on page 118 is replaced in its entirety with the following:“Our management is responsible for establishing and maintaining adequate internal control over financial reporting as defined in Rules 13a-15(f) and 15d-15(f) under the Exchange Act.Our internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of our financial reporting and the preparation of financial statements for external purposes in accordance with U.S. GAAP and includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of our company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of consolidated financial statements in accordance with GAAP, and that receipts and expenditures of our company are being made only in accordance with authorizations of our management and directors; and (3) provide reasonable assurance regarding prevention or timely detection of the unauthorized acquisition, use or disposition of our company’s assets that could have a material effect on the consolidated financial statements.Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of the effectiveness of our internal control over financial reporting to future periods are subject to the risks that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.As required by Rule 13a-15(c) of the Exchange Act, our management conducted an evaluation of our company’s internal control over financial reporting as of December 31, 2022 based on the framework in Internal Control—Integrated Framework (2013) issued by the Committee of Sponsoring Organizations of the Treadway Commission. Based on this evaluation, our management concluded that our internal control over financial reporting was not effective as of December 31, 2022. The material weaknesses identified by us and our independent registered public accounting firm related to (i) a lack of accounting staff and resources with appropriate knowledge of U.S. GAAP and SEC reporting and compliance requirements; (ii) a lack of sufficient documented financial closing policies and procedures, specifically those related to period-end expenses cut-off and accruals; (iii) inadequate controls with respect to the maintenance of sufficient documentation for, and the evaluation of the accounting implications of, significant and non-routine payment transactions; and (iv) a lack of sufficient documented financial closing policies and procedures, specifically those related to period-end expenses cut-off and accruals.”In addition, as required by Rule 12b-15 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), new certifications by the Company’s principal executive officer and principal financial officer are filed herewith as exhibits to this Form 20-F/A pursuant to Rule 13a-14(a) of the Exchange Act.
Entity Central Index Key	0001754323
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38851
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Advanced Business Park
Entity Address, Address Line Two	9th Fl, Bldg C2
Entity Address, Address Line Three	29 Lanwan Lane
Entity Address, City or Town	Zhuhai
Entity Address, Postal Zip Code	519080
Entity Address, Country	CN
Title of 12(b) Security	Ordinary shares, par value $0.00166667
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Auditor Name	OneStop Assurance PAC
Auditor Location	Singapore
Auditor Firm ID	6732
Business Contact
Document Information Line Items
Entity Address, Address Line One	Advanced Business Park
Entity Address, Address Line Two	9th Fl, Bldg C2
Entity Address, Address Line Three	29 Lanwan Lane
Entity Address, City or Town	Zhuhai
Entity Address, Postal Zip Code	519080
Entity Address, Country	CN
Contact Personnel Name	Stewart Lor
City Area Code	+86
Local Phone Number	756-339-5666